Investments carried under the equity method (Tables)	9 Months Ended
Sep. 30, 2022
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates
The table below shows the breakdown of the investments held in associates as of September 30, 2022 and December 31, 2021:

	Balance as of September 30, 2022	Balance as of December 31, 2021
	($ in thousands)
2007 Vento II, LLC	185,418	195,952
Windlectric Inc	23,365	41,911
Myah Bahr Honaine, S.P.A.	43,154	38,922
Pemcorp SAPI de CV	13,841	15,358
Pectonex, R.F. Proprietary Limited	1,430	1,495
Evacuación Valdecaballeros, S.L.	918	923
Liberty Infraestructuras S.L.	25	20
Total	268,151	294,581